Cash, Cash Equivalents, Restricted Cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash and cash equivalents:
Cash	¥ 36,667,669		¥ 22,991,101
Cash equivalents	4,302,310		1,328,231
Restricted cash:
Current	8,567,496	$ 1,313,026	7,380,341	$ 1,131,087	¥ 3,516,594	¥ 2,980,144
Non-current	0		230,903	35,387	127,955
Total	¥ 49,537,475	$ 7,591,950	¥ 31,930,576	$ 4,893,575	¥ 12,760,198	¥ 8,216,244
Weighted average interest rate on cash equivalent	0.97%	0.97%	2.21%	2.21%
Cash received from the property buyers but not yet been paid to the sellers through the Company's online payment platform, which is placed with banks in escrow accounts
Restricted cash:
Proportion of type of restricted cash (as a percent)	91.68%	91.68%	61.69%	61.69%
Cash pledged with commercial banks for the Group's bank loans
Restricted cash:
Proportion of type of restricted cash (as a percent)	0.00%	0.00%	29.61%	29.61%
Security deposits for the Group's guarantee and financing services
Restricted cash:
Proportion of type of restricted cash (as a percent)	8.32%	8.32%	8.11%	8.11%
Security deposit for forward exchange contract
Restricted cash:
Proportion of type of restricted cash (as a percent)	0.00%	0.00%	0.59%	0.59%